INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Borrowings, maturity	P30D